Corporate debt (Tables)	6 Months Ended
Jun. 30, 2023
Corporate debt [Abstract]
Corporate debt
The breakdown of corporate debt as of June 30, 2023 and December 31, 2022 is as follows:

	Balance as of June 30,	Balance as of December 31,
	2023	2022
	($ in thousands)
Non-current	1,019,078	1,000,503
Current	32,115	16,697
Total Corporate Debt	1,051,193	1,017,200

Repayment schedule for corporate debt
The repayment schedule for the corporate debt as of June 30, 2023 is as follows:

	Remainder of 2023	Between January and June 2024	Between July and December 2024	2025	2026	2027	Subsequent years	Total
	($ in thousands)
2017 Credit Facility	4	-	-	-	-	-	-	4
Revolving Credit Facility	-	-	-	39,613	-	-	-	39,613
Commercial Paper	24,037	-	-	-	-	-	-	24,037
2020 Green Private Placement	172	-	-	-	313,323	-	-	313,495
2020 Note Issuance Facility	-	-	-	-	-	149,708	-	149,708
Green Exchangeable Notes	2,107	-	-	108,480	-	-	-	110,587
Green Senior Notes	963	-	-	-	-	-	395,512	396,475
Other bank loans	3,396	1,436	3,254	4,697	2,217	1,521	753	17,274
Total	30,679	1,436	3,254	152,790	315,540	151,229	396,265	1,051,193

The repayment schedule for the corporate debt as of December 31, 2022, was as follows:

	2023	2024	2025	2026	2027	Subsequent years	Total
2017 Credit Facility	8	6,423	-	-	-	-	6,431
Revolving Credit Facility	112	29,387					29,499
Commercial Paper	9,937	-	-	-	-	-	9,937
2020 Green Private Placement	423	-	-	308,389	-	-	308,812
2020 Note Issuance Facility	-	-	-	-	147,257	-	147,257
Green Exchangeable Notes	2,107	-	107,055	-	-	-	109,162
Green Senior Note	964	-	-	-	-	395,060	396,024
Other bank Loans	3,146	3,122	3,124	686	-	-	10,078
Total	16,697	38,932	110,179	309,075	147,257	395,060	1,017,200